UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA VALUE FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
JANUARY 31, 2004

[LOGO OF USAA]
   USAA(R)

                   USAA VALUE Fund

                               [GRAPHIC OF USAA VALUE FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  11

    Notes to Portfolio of Investments                                         17

    Financial Statements                                                      18

    Notes to Financial Statements                                             21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                          THE UNCERTAINTY ABOUT THE TIMING OF
                                        AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                           TWO MORE GOOD REASONS TO HAVE USAA
                                              HELPING YOU MANAGE YOUR MONEY.

                                                            "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VALUE FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies that are considered to be undervalued.

                                           1/31/04                    7/31/03
Net Assets                              $99.2 Million              $78.4 Million
Net Asset Value Per Share                   $11.37                     $9.99

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04

7/31/03 TO 1/31/04*               1 YEAR               SINCE INCEPTION ON 8/3/01
      15.77%                      30.98%                         6.46%

*TOTAL RETURNS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN
 IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA VALUE     RUSSELL 3000     LIPPER MULTI-CAP     LIPPER MULTI-CAP
                  FUND        VALUE INDEX     VALUE FUNDS INDEX    VALUE FUNDS AVERAGE
               ----------     ------------    -----------------    -------------------
  8/3/2001     $10000.00       $10000.00          $10000.00             $10000.00
 8/31/2001      10020.00         9624.40            9628.60               9651.48
 9/30/2001       9160.00         8919.93            8641.98               8837.70
10/31/2001       9520.00         8863.95            8819.73               8949.57
11/30/2001      10530.00         9387.67            9457.95               9506.45
12/31/2001      11164.18         9633.61            9732.41               9751.16
 1/31/2002      11184.24         9574.07            9605.78               9645.24
 2/28/2002      11063.87         9592.65            9480.12               9593.68
 3/31/2002      11766.02        10066.13            9964.06              10051.55
 4/30/2002      11605.53         9774.24            9670.98               9752.92
 5/31/2002      11485.16         9792.88            9661.61               9728.80
 6/30/2002      10532.24         9257.91            8922.43               9023.96
 7/31/2002       9649.54         8359.25            8181.78               8211.95
 8/31/2002       9669.60         8415.37            8312.01               8294.37
 9/30/2002       8796.93         7502.75            7410.88               7397.33
10/31/2002       9047.70         8026.75            7807.65               7816.78
11/30/2002       9318.53         8541.61            8389.17               8360.64
12/31/2002       9120.12         8171.02            8018.86               7987.91
 1/31/2003       8928.01         7970.96            7853.61               7812.28
 2/28/2003       8847.12         7754.64            7652.14               7601.93
 3/31/2003       8796.57         7772.28            7680.89               7598.89
 4/30/2003       9241.45         8460.16            8348.20               8222.76
 5/31/2003       9898.67         9028.34            9046.01               8814.99
 6/30/2003      10111.00         9144.20            9112.49               8911.98
 7/31/2003      10100.89         9303.39            9237.82               9044.02
 8/31/2003      10383.99         9463.79            9527.22               9272.43
 9/30/2003      10252.55         9370.22            9417.49               9172.19
10/31/2003      10838.99         9958.06            9936.42               9687.29
11/30/2003      11031.10        10112.18           10148.24               9851.82
12/31/2003      11632.38        10715.19           10647.69              10380.49
 1/31/2004      11694.03        10917.63           10872.66              10593.61

                                  [END CHART]

                      FUND DATA SINCE INCEPTION ON 8/3/01 THROUGH 1/31/04.

                 THE PERFORMANCE OF THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE AND INDEX AND THE RUSSELL 3000 VALUE INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 2001, WHILE THE FUND'S INCEPTION DATE IS AUGUST 3, 2001. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Value Fund to the following benchmarks:

                 o The Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

                 o The Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

                 o The Lipper Multi-Cap Value Funds Average, an average performance level of all multi-cap value funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

SUSAN M. BYRNE
   Westwood Management Corporation

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six-month period ended January 31, 2004, the USAA Value Fund had a total return of 15.77%. This compares to 17.27% for the Lipper Multi-Cap Value Funds Average, 17.70% for the Lipper Multi-Cap Value Funds Index, and 17.35% for the Russell 3000 Value Index.

WHAT OVERALL STRATEGIES DID THE FUND PURSUE?

                 Throughout most of the reporting period, the best performing strategy in the equity markets involved buying low-quality companies, an approach that is contrary to the investment disciplines we follow. Instead, we focused on companies showing positive and improving fundamentals. We maintained positions in cyclical companies showing the ability to generate free cash flow regardless of revenue growth levels. We believe these types of companies will experience greater benefits from an economic recovery and translate even moderate growth into greater increases in free cash flow and earnings. This was reflected in the Fund's overweight positions, relative to the Russell 3000 Value Index, in the materials, producer durables, and energy sectors, as well as in select technology companies.

WHAT IMPACT DID THE FUND'S SECTOR POSITIONING HAVE ON PERFORMANCE?

                 The largest positive contributors to performance were autos and transportation, financial services, and utilities. In autos and transportation, exposure to holdings such as General Motors

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Corp. and Lear Corp. helped performance, as did an overweight position in the sector. While the Fund benefited from an underweight position in financial services relative to the index, two of our financials holdings, BankAtlantic Bancorp, Inc. "A" and Legg Mason, Inc., performed well. In utilities, strong stock selection drove performance.

                 The two sectors that detracted from performance were consumer discretionary and technology, both of which benefited from the low-quality rally. In consumer discretionary, our focus on large-cap companies with high cash flow held back performance. In technology, we focused on high-quality defense technology companies that should benefit from increased expenditures on homeland security and other defense initiatives.

WHAT'S YOUR OUTLOOK GOING FORWARD?

                 We believe that a shift may have occurred in the market in December 2003, when a significant decline in liquidity, coupled with the realization that valuations had become stretched in certain sectors, led investors to rotate out of higher risk stocks. The beneficiaries of this shift were the stable growth, reasonably valued segments of the market.

                 After having battled the strong headwinds of a market led by lower quality investments, we believe several factors favor our strategies moving forward. These include investor preference for high-quality, high-dividend-paying stocks; accelerating growth in the manufacturing sector, which should translate into potential upside earnings surprises in light of cost cuts; and the weaker dollar. The weaker dollar helps our holdings with significant operations overseas and also serves to spark fears of inflation, which could ultimately drive investors into the kind of high-quality stocks we own.

                 We thank you, the Fund's shareholders, for the opportunity to invest on your behalf.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

           TOP 10 EQUITY HOLDINGS
              (% of Net Assets)

General Electric Co.                    2.1%

IBM Corp.                               2.1%

LeapFrog Enterprises, Inc. "A"          2.1%

Legg Mason, Inc.                        2.1%

Lehman Brothers Holdings, Inc.          2.1%

ConocoPhillips                          2.0%

Eaton Vance Corp.                       2.0%

Exxon Mobil Corp.                       2.0%

Harris Corp.                            2.0%

Pfizer, Inc.                            2.0%

             TOP 10 INDUSTRIES*
             (% of Net Assets)

Aerospace & Defense                     7.0%

Oil & Gas Exploration & Production      6.9%

Asset Management & Custody Banks        6.1%

Integrated Oil & Gas                    5.1%

Regional Banks                          5.0%

Computer Hardware                       4.9%

Broadcasting & Cable TV                 3.9%

Packaged Foods & Meat                   3.9%

Investment Banking & Brokerage          3.1%

Communications Equipment                3.0%

*EXCLUDING MONEY MARKET INSTRUMENTS

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

                                                              MARKET
   NUMBER                                                      VALUE
OF SHARES    SECURITY                                          (000)
--------------------------------------------------------------------
             COMMON STOCKS (99.0%)

             AEROSPACE & DEFENSE (7.0%)
   24,000    Boeing Co.                                      $ 1,002
   38,200    Engineered Support Systems, Inc.                  1,906
   32,800    Goodrich Corp.                                    1,012
   19,400    Lockheed Martin Corp.                               943
   30,300    Rockwell Collins, Inc.                              990
   11,000    United Technologies Corp.                         1,051
                                                             -------
                                                               6,904
                                                             -------
             ALUMINUM (1.0%)
   29,500    Alcoa, Inc.                                       1,008
                                                             -------
             APPAREL, ACCESSORIES, & LUXURY GOODS (1.0%)
   33,700    Polo Ralph Lauren Corp.                           1,018
                                                             -------
             APPAREL RETAIL (1.0%)
   55,500    Limited Brands, Inc.                              1,010
                                                             -------
             ASSET MANAGEMENT & CUSTODY BANKS (6.1%)
   53,800    Eaton Vance Corp.                                 2,031
   23,100    Legg Mason, Inc.                                  2,045
   99,400    W.P. Stewart & Co., Ltd. (Bermuda)                1,989
                                                             -------
                                                               6,065
                                                             -------
             AUTO PARTS & EQUIPMENT (1.5%)
   22,700    Lear Corp.                                        1,491
                                                             -------
             AUTOMOBILE MANUFACTURERS (1.0%)
   20,300    General Motors Corp.                              1,009
                                                             -------
             BROADCASTING & CABLE TV (3.9%)
   30,000    Comcast Corp. "A"*                                  988
   49,700    Radio One, Inc. "D"*                                916
   55,380    Univision Communications, Inc. "A"*               1,959
                                                             -------
                                                               3,863
                                                             -------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

                                                              MARKET
   NUMBER                                                      VALUE
OF SHARES    SECURITY                                          (000)
--------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (3.0%)
   41,300    Harris Corp.                                    $ 2,010
   29,800    UTStarcom, Inc.*                                    998
                                                             -------
                                                               3,008
                                                             -------
             COMPUTER HARDWARE (4.9%)
   40,600    Apple Computer, Inc.*                               916
   81,000    Hewlett-Packard Co.                               1,927
   20,700    IBM Corp.                                         2,054
                                                             -------
                                                               4,897
                                                             -------
             CONSTRUCTION & FARM MACHINERY &
               HEAVY TRUCKS (1.0%)
   18,800    Cummins, Inc.*                                      954
                                                             -------
             CONSUMER FINANCE (1.0%)
   19,900    American Express Co.                              1,032
                                                             -------
             DIVERSIFIED BANKS (2.1%)
   11,900    Bank of America Corp.                               969
   21,000    Bank One Corp.                                    1,063
                                                             -------
                                                               2,032
                                                             -------
             DIVERSIFIED METALS & MINING (1.0%)
   31,100    Fording Canadian Coal Trust (Canada)              1,019
                                                             -------
             ELECTRIC UTILITIES (1.0%)
   23,100    Progress Energy, Inc.                             1,034
                                                             -------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.0%)
   48,200    Hubbell, Inc. "B"                                 1,935
                                                             -------
             GAS UTILITIES (1.0%)
   54,540    Southern Union Co.*                                 980
                                                             -------
             HEALTH CARE EQUIPMENT (1.0%)
   10,800    C.R. Bard, Inc.                                   1,017
                                                             -------
             HOTELS, RESORTS, & CRUISE LINES (1.0%)
   27,800    Starwood Hotels & Resorts Worldwide, Inc.           982
                                                             -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

                                                              MARKET
   NUMBER                                                      VALUE
OF SHARES    SECURITY                                          (000)
--------------------------------------------------------------------
             HOUSEHOLD PRODUCTS (0.9%)
    9,200    Procter & Gamble Co.                            $   930
                                                             -------
             INDUSTRIAL CONGLOMERATES (2.1%)
   62,600    General Electric Co.                              2,105
                                                             -------
             INDUSTRIAL MACHINERY (2.0%)
   63,700    Barnes Group, Inc.                                1,990
                                                             -------
             INTEGRATED OIL & GAS (5.1%)
   11,500    ChevronTexaco Corp.                                 993
   30,500    ConocoPhillips                                    2,009
   49,300    Exxon Mobil Corp.                                 2,011
                                                             -------
                                                               5,013
                                                             -------
             INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
   25,200    BellSouth Corp.                                     737
   28,600    SBC Communications, Inc.                            729
   20,100    Verizon Communications, Inc.                        741
                                                             -------
                                                               2,207
                                                             -------
             INVESTMENT BANKING & BROKERAGE (3.1%)
   12,700    Bear Stearns Companies, Inc.                      1,046
   25,219    Lehman Brothers Holdings, Inc.                    2,070
                                                             -------
                                                               3,116
                                                             -------
             IT CONSULTING & OTHER SERVICES (2.6%)
   68,300    Anteon International Corp.*                       1,987
   32,000    DigitalNet Holdings, Inc.*                          602
                                                             -------
                                                               2,589
                                                             -------
             LEISURE PRODUCTS (2.1%)
   73,900    LeapFrog Enterprises, Inc. "A"*(a)                2,063
                                                             -------
             LIFE & HEALTH INSURANCE (1.0%)
   22,500    Prudential Financial, Inc.                          979
                                                             -------
             MOVIES & ENTERTAINMENT (2.0%)
   96,800    Regal Entertainment Group "A"                     1,952
                                                             -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

                                                              MARKET
   NUMBER                                                      VALUE
OF SHARES    SECURITY                                          (000)
--------------------------------------------------------------------
             MULTI-UTILITIES & UNREGULATED POWER (2.0%)
   24,700    Constellation Energy Group, Inc.                $   994
   44,400    Oneok, Inc.                                       1,007
                                                             -------
                                                               2,001
                                                             -------
             OIL & GAS DRILLING (1.0%)
   22,600    Nabors Industries, Inc.*                            994
                                                             -------
             OIL & GAS EXPLORATION & PRODUCTION (6.9%)
   24,670    Apache Corp.                                        949
   17,100    Burlington Resources, Inc.                          936
   21,500    Kerr-McGee Corp.                                  1,048
   16,400    Murphy Oil Corp.                                    993
  102,800    San Juan Basin Royalty Trust                      1,981
   36,833    XTO Energy, Inc.                                    966
                                                             -------
                                                               6,873
                                                             -------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   20,100    Citigroup, Inc.                                     995
                                                             -------
             PACKAGED FOODS & MEAT (3.9%)
   36,900    ConAgra Foods, Inc.                                 957
   58,900    Dean Foods Co.*                                   1,885
   21,800    General Mills, Inc.                                 990
                                                             -------
                                                               3,832
                                                             -------
             PAPER PACKAGING (2.9%)
   56,400    Smurfit-Stone Container Corp.*                      973
   32,400    Temple-Inland, Inc.                               1,913
                                                             -------
                                                               2,886
                                                             -------
             PHARMACEUTICALS (2.1%)
   55,400    Pfizer, Inc.                                      2,029
                                                             -------
             RAILROADS (1.0%)
   15,400    Union Pacific Corp.                                 992
                                                             -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

                                                              MARKET
   NUMBER                                                      VALUE
OF SHARES    SECURITY                                          (000)
--------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS (3.0%)
   33,500    Plum Creek Timber Co., Inc.                     $ 1,012
   49,729    Rayonier, Inc.                                    1,964
                                                             -------
                                                               2,976
                                                             -------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
   39,787    Catellus Development Corp.                        1,041
                                                             -------
             REGIONAL BANKS (5.0%)
   44,600    First Tennessee National Corp.                    1,981
   32,400    KeyCorp                                           1,007
   10,900    M&T Bank Corp.                                      981
   27,800    Pacific Capital Bancorp                           1,013
                                                             -------
                                                               4,982
                                                             -------
             REINSURANCE (0.5%)
   11,400    IPC Holdings Ltd. (Bermuda)                         470
                                                             -------
             TECHNOLOGY DISTRIBUTORS (1.0%)
   59,300    Ingram Micro, Inc. "A"*                             990
                                                             -------
             THRIFTS & MORTGAGE FINANCE (2.0%)
  121,700    BankAtlantic Bancorp, Inc. "A"                    2,008
                                                             -------
             TOBACCO (1.0%)
   17,400    Altria Group, Inc.                                  967
                                                             -------
             Total common stocks (cost: $84,898)              98,238
                                                             -------
             MONEY MARKET INSTRUMENTS (2.8%)

             MONEY MARKET FUNDS (1.8%)
  225,467    AIM Short-Term Investment Co. Liquid
             Assets Portfolio, 0.99%(b,c)                        226
  478,306    Merrill Lynch Premier Institutional
               Fund, 1.03%(b,c)                                  478
1,098,926    SSgA Prime Money Market Fund, 0.91%(b)            1,099
                                                             -------
                                                               1,803
                                                             -------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                     MARKET
   AMOUNT                                                      VALUE
    (000)    SECURITY                                          (000)
--------------------------------------------------------------------
             REPURCHASE AGREEMENTS (1.0%)
   $1,000    CS First Boston LLC, 1.01%, acquired on
               1/30/2004 and due 2/02/2004 at $1,000
               (collateralized by $1,950 of U.S. Treasury
               STRIPS, 4.96%(e), due 2/15/2017; market
               value of $1,020)(c,d)                        $  1,000
                                                            --------
             Total money market instruments (cost: $2,803)     2,803
                                                            --------

             TOTAL INVESTMENTS (COST: $87,701)              $101,041
                                                            ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentage shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2004.

         (b) Rate reflects the money market fund annualized seven-day yield at January 31, 2004.

         (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

           * Non-income-producing security for the 12 months preceding January 31, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including
      securities on loan of $1,535) (identified cost of $87,701)               $101,041
   Cash                                                                              44
   Receivables:
      Capital shares sold                                                            76
      USAA Investment Management Company                                             66
      Dividends and interest                                                         95
      Securities sold                                                             4,209
      Other                                                                           2
                                                                               --------
         Total assets                                                           105,533
                                                                               --------
LIABILITIES

   Payables:
      Upon return of securities loaned                                            1,704
      Securities purchased                                                        4,486
      Capital shares redeemed                                                        40
   Accrued management fees                                                           67
   Accrued transfer agent's fees                                                      1
   Other accrued expenses and payables                                                6
                                                                               --------
         Total liabilities                                                        6,304
                                                                               --------
            Net assets applicable to capital shares outstanding                $ 99,229
                                                                               ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                             $ 91,092
   Accumulated undistributed net investment income                                   52
   Accumulated net realized loss on investments                                  (5,255)
   Net unrealized appreciation of investments                                    13,340
                                                                               --------
            Net assets applicable to capital shares outstanding                $ 99,229
                                                                               ========
   Capital shares outstanding                                                     8,725
                                                                               ========
   Authorized shares of $.01 par value                                          100,000
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  11.37
                                                                               ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME

   Dividends                                                 $ 1,386
   Interest                                                        5
   Securities lending                                              6
                                                             -------
      Total income                                             1,397
                                                             -------
EXPENSES

   Management fees                                               345
   Administrative and servicing fees                              66
   Transfer agent's fees                                          99
   Custodian's fees                                               24
   Postage                                                         7
   Shareholder reporting fees                                      6
   Directors' fees                                                 2
   Registration fees                                              13
   Professional fees                                              12
   Other                                                           3
                                                             -------
      Total expenses                                             577
   Expenses reimbursed                                           (67)
   Expenses paid indirectly                                      (20)
                                                             -------
      Net expenses                                               490
                                                             -------
NET INVESTMENT INCOME                                            907
                                                             -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                            3,620
   Change in net unrealized appreciation/depreciation          8,310
                                                             -------
      Net realized and unrealized gain                        11,930
                                                             -------
Increase in net assets resulting from operations             $12,837
                                                             =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VALUE FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                         1/31/2004       7/31/2003
                                                         -------------------------
FROM OPERATIONS

   Net investment income                                   $   907        $  1,101
   Net realized gain (loss) on investments                   3,620          (6,908)
   Change in net unrealized appreciation/depreciation
      of investments                                         8,310           9,503
                                                         -------------------------
      Increase in net assets resulting
         from operations                                    12,837           3,696
                                                         -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (1,561)           (478)
   Net realized gains                                            -             (27)
                                                         -------------------------
      Distributions to shareholders                         (1,561)           (505)
                                                         -------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                17,101          22,993
   Shares issued for dividends reinvested                    1,363             428
   Cost of shares redeemed                                  (8,899)        (12,107)
                                                         -------------------------
      Increase in net assets from
         capital share transactions                          9,565          11,314
                                                         -------------------------
Net increase in net assets                                  20,841          14,505

NET ASSETS

   Beginning of period                                      78,388          63,883
                                                         -------------------------
   End of period                                           $99,229        $ 78,388
                                                         =========================
Accumulated undistributed net investment income:
   End of period                                           $    52        $    706
                                                         =========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                               1,580           2,483
   Shares issued for dividends reinvested                      120              47
   Shares redeemed                                            (820)         (1,322)
                                                         -------------------------
      Increase in shares outstanding                           880           1,208
                                                         =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Value Fund (the Fund). The Fund's investment objective is long-term growth of capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

                    an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

                 repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

                 value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $20,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $5,248,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $50,430,000 and $42,088,000, respectively.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $14,129,000 and $789,000, respectively, resulting in net unrealized appreciation of $13,340,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2004, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

         investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $1,535,000 and received cash collateral of $1,704,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on October 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

                 period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%

+/- 4.01% to 7.00%                       +/- 0.05%

+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $345,000, which included a performance adjustment of $12,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Westwood Management Corporation (Westwood), under which Westwood directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Westwood a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's monthly average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $66,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.15% of its average annual net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2004, the Fund incurred reimbursable expenses of $67,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $99,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2004, the Association and its affiliates owned 1,000,000 shares (11.5%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                  PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                                   JANUARY 31,          JULY 31,           JULY 31,
                                                  -------------------------------------------------
                                                      2004                2003                2002*
                                                  -------------------------------------------------
Net asset value at beginning of period            $   9.99             $  9.63             $ 10.00
                                                  ------------------------------------------------
Income (loss) from investment operations:
   Net investment income                               .10                 .14                 .02(a)
   Net realized and unrealized gain (loss)            1.47                 .29                (.36)(a)
                                                  ------------------------------------------------
Total from investment operations                      1.57                 .43                (.34)(a)
                                                  ------------------------------------------------
Less distributions:
   From net investment income                         (.19)               (.07)               (.01)
   From realized capital gains                           -                (.00)(e)            (.02)
                                                  ------------------------------------------------
Total distributions                                   (.19)               (.07)               (.03)
                                                  ------------------------------------------------
Net asset value at end of period                  $  11.37             $  9.99             $  9.63
                                                  ================================================
Total return (%)**                                   15.67                4.57               (3.40)
Net assets at end of period (000)                 $ 99,229             $78,388             $63,883
Ratio of expenses to average
   net assets (%)***                                  1.15(b,c,d)         1.15(c,d)           1.15(b,c,d)
Ratio of expenses to average net assets,
   excluding reimbursements (%)***                    1.30(b,c)           1.46(c)             1.48(b,c)
Ratio of net investment income to
   average net assets (%)***                          2.04(b)             1.66                 .20(b)
Portfolio turnover (%)                               48.23               99.80              162.94

  * Fund commenced operations on August 3, 2001.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
*** For the six-month period ended January 31, 2004, average net assets were $88,275,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                      (.05)%              (.04)%                 -
(d) Effective August 3, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.15% of the Fund's average net assets.
(e) Represents less than $0.01 per share.

 N O T E S
==========----------------------------------------------------------------------

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            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper
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[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40847-0304                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.